Supplemental Oil and Gas Disclosures - Capitalization Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved Properties	$ 6,113	$ 4,714
Unproved properties	2,194	1,892
Total property costs	8,307	6,606
Accumulated depreciation, depletion and amortization and valuation provisions	(1,860)	(1,358)
Net capitalized costs	6,447	5,248
Equipment and facilities in support of oil and gas production excluded from capitalization	$ 223	$ 170